UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 509-747-0409

Signature, Place, and Date of Signing:

Lisa M. Burke          Seattle, Washington            November 9, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      87

Form 13F Information Table Value Total:      $227,366,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- -------- ---------- ----------------- ---------- -------- -----------------------
                                                          VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ --------

ABBOTT LABORATORIES                 COM        002824100    2845   57500   SH           SOLE              57500
ADAMS EXPRESS COMPANY               COM        006212104     636   65077   SH           SOLE              65077
ALCOA INC                           COM        013817101    5792  441500   SH           SOLE             441500
AMERICAN SCIENCE & ENGINEERI        COM        029429107     708   10400   SH           SOLE              10400
AMGEN INC                           COM        031162100   15803  262385   SH           SOLE             262385
ARCH COAL INC                       COM        039380100    2124   96000   SH           SOLE              96000
BARCLAYS AGRICULTURE LSTOCK ETF     COM        06739h743    3549  130004   SH           SOLE             130004
BARCLAYS IPATH SP 500 VIX           COM        06740c527    1120   22397   SH           SOLE              22397
BARRICK GOLD CORP                   COM        067901108    9850  259900   SH           SOLE             259900
BH GLOBAL LIMITED                   COM        g1091g113    5030  475843   SH           SOLE             475843
BLACKROCK STRATGC DIV ACHVRS TR     COM        09249Y107    2000  227800   SH           SOLE             227800
CHINAEDU CORP-ADR                   SPONS ADR  16945L107     646   92322   SH           SOLE              92322
CLOUGH GLOBAL OPPORTUNITIES         COM        18914E106     770   60725   SH           SOLE              60725
COMCAST CORP-SPECIAL CL A           CL A SPL   20030N200    3600  223850   SH           SOLE             223850
CONOCOPHILLIPS                      COM        20825C104    8676  192122   SH           SOLE             192122
CURRENCY SHARES CANADIAN DOLLAR TR  CDN DOLLAR 23129X105     208    2230   SH           SOLE               2230
DETREX CORP                         COM        250685104    1296  647949   SH           SOLE             647949
DRYSHIPS INC                        COM        0Y2109Q10     304   45900   SH           SOLE              45900
DWS DREMAN VALUE INCOME EDGE        COM        23339M204    2679  239667   SH           SOLE             239667
DYNEGY INC-CL A                     COM        26817G102      58   22700   SH           SOLE              22700
EMERITUS CORP                       COM        291005106     701   31938   SH           SOLE              31938
EQUITY RESIDENT PPTYS               SH BEN INT 29476L107     844   27500   SH           SOLE              27500
EXELON CORP                         COM        30161N101    6138  123700   SH           SOLE             123700
FIDELITY NATIONAL FINL-A            CL A       31620R105     528   35000   SH           SOLE              35000
GABELLI DIVIDEND & INCOME TRUST     COM        36242H104    4182  337569   SH           SOLE             337569
GABELLI GLOBAL DEAL FUND            COM        36245G103    2826  190401   SH           SOLE             190401
GENERAL ELECTRIC CO                 COM        369604103    6438  392072   SH           SOLE             392072
GILEAD SCIENCES INC                 COM        375558103    1511   32500   SH           SOLE              32500
H & H HEALTHCARE FD                 SH BEN INT 404052102     623   55027   SH           SOLE              55027
HRPT PROPERTIES TR 6.50% SER D      PFD CONV D 40426W507    9901  535177   SH           SOLE             535177
INTEL CORP                          COM        458140100     294   15000   SH           SOLE              15000
INTREPID POTASH INC                 COM        46121Y102    1533   65000   SH           SOLE              65000
IPATH DJ-UBS GRAINS SUBINDEX        COM        06739h305    2484   69624   SH           SOLE              69624
ISHARES BARCLAYS TIPS BOND          COM        464287176     720    7000   SH           SOLE               7000
ISHARES SILVER TRUST                COM        46428Q109    1514   92400   SH           SOLE              92400
ISILON SYS INC COM                  COM        46432l104    1826  299342   SH           SOLE             299342
KANSAS CITY SOUTHERN                COM NEW    485170302     265   10000   SH           SOLE              10000
KEY TRONIC CORP                     COM        493144109      44   18624   SH           SOLE              18624
KRAFT FOODS INC                     COM        50075N104    4229  161000   SH           SOLE             161000
MATRIX SERVICE CO                   COM        576853105     326   30000   SH           SOLE              30000
MICROSOFT CORP                      COM        594918104   28594 1111747   SH           SOLE            1111747
MONSANTO CO                         COM        61166W101    6211   80246   SH           SOLE              80246
NASDAQ OMX GROUP/THE                COM        631103108    1053   50000   SH           SOLE              50000
NEWMONT MINING CORP                 COM        651639106    6880  156300   SH           SOLE             156300
NEXEN INC                           COM        65334H102    1905   84400   SH           SOLE              84400
NRG ENERGY INC                      COM        629377508    1607   57000   SH           SOLE              57000
OLD MUTUAL CLAYMORE LONG-SRT        COM        68003N103     421   54165   SH           SOLE              54165
PACCAR INC COM                      COM        693718108    2749   72900   SH           SOLE              72900
PENGROWTH ENERGY TRUST              COM        706902509    2476  235605   SH           SOLE             235605
PENN WEST ENERGY TR UNIT            TR UNIT    707885109    2077  131125   SH           SOLE             131125
PETROLEUM & RESOURCE CORP           COM        716549100    1174   50471   SH           SOLE              50471
PIMCO FLOATING RATE STRATEGY        COM        72201J104     584   58900   SH           SOLE              58900
PLAINS EXPLORATION & PRODUCT        COM        726505100    1618   58500   SH           SOLE              58500
POWERSHARES DB AGRICULTURE          COM        73936B408    1400   55000   SH           SOLE              55000
PROCTER & GAMBLE CO                 COM        742718109     597   10300   SH           SOLE              10300
PROSHARES ULTRA SHORT 100 FUND      COM        74347R875     537   23299   SH           SOLE              23299
PROSHARES ULTRA SHORT 500 FUND      COM        74347R883    3129   77466   SH           SOLE              77466
PROSHARES ULTRASHORT 2000           COM        74347R834     574   20000   SH           SOLE              20000
PROSHARES ULTRASHORT S&P500         COM        74347R883     404   10000   SH           SOLE              10000
PUBLIC STORAGE - DEP SHARES A       COM A      74460d729     801   31186   SH           SOLE              31186
PUTNAM MANAGED MUNI INCOME TR       COM        746823103     119   17378   SH           SOLE              17378
PUTNAM PREMIER INCOME TRUST         SH BEN INT 746853100     192   32801   SH           SOLE              32801
RED LION HOTELS CORP                COM        756764106     346   60122   SH           SOLE              60122
RMR ASIA PACIFIC REAL ESTATE        COM        76970B101     536   30992   SH           SOLE              30992
SAFEWAY INC                         COM        786514208    4212  213600   SH           SOLE             213600
SHAW GROUP INC                      COM        820280105     642   20000   SH           SOLE              20000
SOUTHWEST AIRLS CO                  COM        844741108    2172  226200   SH           SOLE             226200
SPDR GOLD TRUST                     COM        78463V107    8580   86800   SH           SOLE              86800
SPRINT NEXTEL CORP                  COM SER I  852061100     395  100000   SH           SOLE             100000
STREETTRACKS GOLD TRUST             COM        78463V107     741    7500   SH           SOLE               7500
SYMANTEC CORP                       COM        871503108    1565   95000   SH           SOLE              95000
TAKE-TWO INTERACTIVE SOFTWRE        COM        874054109     504   45000   SH           SOLE              45000
TCW STRATEGIC INCOME FD             COM        872340104     253   59721   SH           SOLE              59721
UNITED HEALTHCARE CORP              COM        91324P102     361   14400   SH           SOLE              14400
UNITED STATES STEEL CORP            COM        912909108     271    6100   SH           SOLE               6100
UNITEDHEALTH GROUP INC              COM        91324P102    1502   60000   SH           SOLE              60000
US BANCORP                          COM NEW    902973304     514   23500   SH           SOLE              23500
VAN KAMPEN SENIOR INCOME TRUST      COM        920961109     166   41995   SH           SOLE              41995
VERAMARK TECHNOLOGIES INC           COM        923351100     555 1540290   SH           SOLE            1540290
VERIZON COMMUNICATIONS INC          COM        92343V104    3227  106600   SH           SOLE             106600
WEATHERFORD INTL LTD                COM        H27013103    4905  236600   SH           SOLE             236600
WESTERN REFINING INC                COM        959319104     129   20000   SH           SOLE              20000
WEYERHAEUSER CO COM                 COM        962166104    4462  121750   SH           SOLE             121750
YAHOO! INC                          COM        984332106    1549   87000   SH           SOLE              87000
YAMANA GOLD INC                     COM        98462Y100    5275  492500   SH           SOLE             492500
ZWEIG FUND INC                      COM        989834106    4404 1372111   SH           SOLE            1372111
ZWEIG TOTAL RETURN FUND             COM        989837109     380  100765   SH           SOLE             100765

